Consolidated Balance Sheets - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Current Assets:
Cash and cash equivalents	$ 386,459	$ 202,095	$ 665,002
Accounts receivable, net	444,622	399,680	1,033,390
Inventories, net	2,336,918	3,189,766	7,861,837
Prepaid inventory	1,134,368	936,939	499,353
Contract assets			235,526
Prepaid expenses and other current assets	280,820	263,020	272,670
Current assets of discontinued operations			2,258,318
Total Current Assets	4,583,187	4,991,500	12,826,096
Non-Current Assets:
Note receivable - former subsidiary	2,000,000	2,000,000
Fixed assets, net of depreciation		14,791	47,355
Intangible assets, net of amortization	1,000	101,281	4,842,856
Goodwill			6,781,193
Non-current assets of discontinued operations			50,365,446
Total Non-Current Assets	2,001,000	2,116,072	62,036,850
TOTAL ASSETS	6,584,187	7,107,572	74,862,946
Current Liabilities:
Accounts payable	6,087,311	5,496,629	5,252,665
Accrued expenses	5,197,460	4,911,839	4,381,901
Related party purchase obligation			500,000
Contract liabilities			111,506
Current portion of notes payable, net of discount	1,959,671	1,484,647	4,639,376
Current portion of convertible notes payable, net of discount			10,327,778
Derivative liabilities	8,345,052	10,489,606	5,443,779
Contingent consideration	418,455	418,455	1,334,000
Other current liabilities	330,065	22,971	156,862
Current liabilities of discontinued operations			5,215,222
Total Current Liabilities	23,297,493	23,767,491	38,980,522
Long-Term Liabilities:
Non-current liabilities of discontinued operations			1,370,492
Total Long-Term Liabilities	1,655,966	1,953,842	3,370,492
Total Liabilities	24,953,459	25,721,333	42,351,014
Commitments and contingency
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock value	528	339	4,195
Additional paid in capital	134,112,083	132,993,998
Accumulated deficit	(152,597,375)	(151,750,610)	(80,596,925)
Accumulated other comprehensive income (loss)	115,492	142,512	54,962
Total Stockholders’ Equity (Deficit)	(18,369,272)	(18,613,761)	32,511,932
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	6,584,187	7,107,572	74,862,946
Previously Reported [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock value		13,544
Additional paid in capital		132,980,793	113,049,700
Total Stockholders’ Equity (Deficit)		(18,613,761)	32,511,932
Nonrelated Party [Member]
Current Liabilities:
Accrued interest	41,522	25,387	708,677
Related Party [Member]
Current Liabilities:
Accrued interest	917,957	917,957	908,756
Long-Term Liabilities:
Notes payable related parties, net of current portion	$ 1,655,966	$ 1,953,842	$ 2,000,000